Appendix 4 Additional Information Circular No. 715 of February 3, 2012 - Summary of Aging of Trade and Other Receivables (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jul. 09, 2017
Trade And Other Receivables [Line Items]
Trade receivables, gross	$ 194,823,475	$ 203,989,518
Other receivables, gross	14,354,537	35,435,989
Total	209,178,012	239,425,507	$ 28,571
Trade receivables, gross	81,617,823	21,255
Other receivables, gross	1,311,999	1,135,383
Trade and other non-current receivables	82,929,822	1,156,638
Portfolio Stratification
Trade And Other Receivables [Line Items]
Trade receivables, gross	81,617,823	21,255
Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(2,900,602)	(1,553,256)
Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	197,724,077	205,542,774
Other receivables, gross	14,354,537	35,435,989
Total	212,078,614	240,978,763
Trade receivables, gross	81,617,823	21,255
Other receivables, gross	1,311,999	1,135,383
Trade and other non-current receivables	82,929,822	1,156,638
On Demand [Member]
Trade And Other Receivables [Line Items]
Total	201,851,734	233,890,206
On Demand [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	187,497,197	198,454,217
Other receivables, gross	14,354,537	35,435,989
1-30 days [Member]
Trade And Other Receivables [Line Items]
Total	2,635,343	671,037
1-30 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	2,635,343	671,037
31-60 days [Member]
Trade And Other Receivables [Line Items]
Total	14,257	248,135
31-60 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	14,257	248,135
61-90 days [Member]
Trade And Other Receivables [Line Items]
Total	549,934	140,571
61-90 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	549,934	140,571
91-120 days [Member]
Trade And Other Receivables [Line Items]
Total	290,383	224
91-120 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	290,383	224
121-150 days [Member]
Trade And Other Receivables [Line Items]
Total	13,672	7,274
121-150 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	13,672	7,274
151-180 days [Member]
Trade And Other Receivables [Line Items]
Total	512,146	39,001
151-180 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	512,146	39,001
181-210 days [Member]
Trade And Other Receivables [Line Items]
Total	25,744	43,681
181-210 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	25,744	43,681
211-250 days [Member]
Trade And Other Receivables [Line Items]
Total	484,408	56,046
211-250 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	484,408	56,046
More than 251 days [Member]
Trade And Other Receivables [Line Items]
Total	2,800,391	4,329,332
More than 251 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(2,900,602)	(1,553,256)
More than 251 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	$ 5,700,993	$ 5,882,588